Right-of-use assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets
Balance, at beginning of the period	¥ 2,552,600	¥ 2,342,589
Depreciation of right of use assets	239,787	334,193	¥ 309,606	¥ 213,490
Balance, at end of the period	2,900,860	2,552,600	2,342,589
Net book value	2,900,860	2,552,600	2,342,589
Property
Right-of-use assets
Depreciation of right of use assets	215,399	285,393	275,310	205,344
Net book value	1,215,317	842,574	583,906
Warehouse equipment
Right-of-use assets
Depreciation of right of use assets	1,784	3,592	3,765	8,146
Net book value	1,476	3,355	6,804
Land use right
Right-of-use assets
Depreciation of right of use assets	22,604	45,208	30,531
Net book value	1,684,067	1,706,671	1,751,879
Gross carrying amount
Right-of-use assets
Balance, at beginning of the period	2,950,550	2,806,182	1,089,119
Acquisition of a subsidiary		10,467	1,781,595
Additions	622,913	718,988	338,946
Derecognition	(113,707)	(620,305)	(409,719)
Exchange adjustments	(14,294)	35,218	6,241
Balance, at end of the period	3,445,462	2,950,550	2,806,182	1,089,119
Gross carrying amount | Property
Right-of-use assets
Balance, at beginning of the period	1,157,349	1,013,124	1,077,417
Acquisition of a subsidiary		10,467
Additions	622,913	718,845	337,717
Derecognition	(113,564)	(620,305)	(408,249)
Exchange adjustments	(14,294)	35,218	6,239
Balance, at end of the period	1,652,404	1,157,349	1,013,124	1,077,417
Gross carrying amount | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	10,791	10,648	11,702
Additions		143	414
Derecognition	(143)		(1,470)
Exchange adjustments			2
Balance, at end of the period	10,648	10,791	10,648	11,702
Gross carrying amount | Land use right
Right-of-use assets
Balance, at beginning of the period	1,782,410	1,782,410
Acquisition of a subsidiary			1,781,595
Additions			815
Balance, at end of the period	1,782,410	1,782,410	1,782,410
Accumulated depreciation
Right-of-use assets
Balance, at beginning of the period	(389,997)	(428,915)	(361,436)
Depreciation of right of use assets	(239,787)	(334,193)	(309,606)
Derecognition	79,934	384,771	245,045
Exchange adjustments	5,248	(11,660)	(2,918)
Balance, at end of the period	(544,602)	(389,997)	(428,915)	(361,436)
Accumulated depreciation | Property
Right-of-use assets
Balance, at beginning of the period	(306,822)	(394,540)	(359,888)
Depreciation of right of use assets	(215,399)	(285,393)	(275,310)
Derecognition	79,886	384,771	243,575
Exchange adjustments	5,248	(11,660)	(2,917)
Balance, at end of the period	(437,087)	(306,822)	(394,540)	(359,888)
Accumulated depreciation | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	(7,436)	(3,844)	(1,548)
Depreciation of right of use assets	(1,784)	(3,592)	(3,765)
Derecognition	48		1,470
Exchange adjustments			(1)
Balance, at end of the period	(9,172)	(7,436)	(3,844)	(1,548)
Accumulated depreciation | Land use right
Right-of-use assets
Balance, at beginning of the period	(75,739)	(30,531)
Depreciation of right of use assets	(22,604)	(45,208)	(30,531)
Balance, at end of the period	(98,343)	(75,739)	(30,531)
Loss allowance
Right-of-use assets
Balance, at beginning of the period	(7,953)	(34,678)	(37,796)
Reversal		3,800
Derecognition	7,858	24,439	4,249
Exchange adjustments	95	(1,514)	(1,131)
Balance, at end of the period		(7,953)	(34,678)	(37,796)
Loss allowance | Property
Right-of-use assets
Balance, at beginning of the period	(7,953)	(34,678)	(37,796)
Reversal		3,800
Derecognition	7,858	24,439	4,249
Exchange adjustments	95	(1,514)	(1,131)
Balance, at end of the period		(7,953)	¥ (34,678)	¥ (37,796)
Loss allowance | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	0
Derecognition		0
Exchange adjustments		0
Balance, at end of the period		0
Loss allowance | Land use right
Right-of-use assets
Balance, at beginning of the period	¥ 0
Derecognition		0
Exchange adjustments		0
Balance, at end of the period		¥ 0